STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

21.STOCKHOLDERS’ EQUITY

The Company is authorized to issue 57,500,000 shares consisting of the following:

●	2,000,000 shares of Series A Preferred Stock, par value $0.0001 per share, 1,555,000 shares issued and outstanding as of December 31, 2024; and
●	500,000 shares of Series B Preferred Stock, par value $0.0001 per share, 150,000 shares issued and outstanding as of December 31, 2024; and
●	55,000,000 shares of Common Stock, par value $0.0001 per share, 16,602,460 shares issued and outstanding as of December 31, 2024.